Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Inst | Fidelity Advisor Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas_SupplementTextBlock	Supplement to the
Fidelity Advisor® Overseas Fund
Institutional Class
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Overseas Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.29%
Total annual operating expenses	1.00%
1 year	$ 102
3 years	$ 318
5 years	$ 552
10 years	$ 1,225